Commitments and contingencies (Details 2) $ in Millions	Dec. 31, 2021 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 6,743
Uncalled capital commitments for investments in funds	71
Not later than one year
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	602
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	1,088
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	472
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	629
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	113
Later than five years
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 3,839